PGIM Jennison Emerging Markets Equity Opportunities Fund Investment Strategy - PGIM Jennison Emerging Markets Equity Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its investable assets (net assets plus any borrowings for investment purposes) in the equity and equity-related securities of companies located in or otherwise economically tied to emerging markets countries. The Fund defines emerging markets countries as countries that are classified by MSCI as either emerging or frontier markets. The Fund may invest in securities of issuers of any market capitalization size. The Fund may invest a large portion of its assets in a single country or region. The Fund may also invest in A-Shares using the Hong Kong – Shanghai Stock Connect (“Stock Connect”) program and other similar programs. At times, the Fund may have a significant portion of its assets invested in the same economic sector. The Fund’s subadviser employs a growth investment style. As part of this growth investment style, the Fund seeks to invest in companies in the early stages of accelerating growth, with sustained competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The subadviser may consider selling or reducing a portfolio holding due to an unfavorable change in that portfolio holding’s fundamentals, such as a weakening financial or competitive position, change in company strategy or business model, or a significant change in management or governance issues. The emergence of what is believed to be a more attractive portfolio candidate may also lead to eliminating or reducing the weight of a position in the Fund. A stock's price decline does not necessarily mean that the subadviser will sell the stock at that time.